UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21126

Name of Fund: BlackRock Municipal Income Trust II (BLE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2012 (Unaudited)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.4%
County of Jefferson Alabama, RB, Series A, 5.25%, 1/01/19	$1,620	$1,612,807
Arizona — 2.7%
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	5,781,003
5.00%, 12/01/37	3,990	4,077,022
		9,858,025
California — 10.6%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	2,480	2,813,808
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub- Series C, 6.30%, 6/01/55 (a)	9,710	116,714
California Health Facilities Financing Authority, RB:
Stanford Hospital Clinics, Series A, 5.00%, 8/15/51	1,290	1,398,270
Sutter Health, Series B, 6.00%, 8/15/42	3,500	4,138,365
California HFA, RB, Series K, AMT Home Mortgage, 5.50%, 2/01/42	1,925	1,994,762
California State Public Works Board, RB, Various Capital Project, Sub-Series I-1, 6.38%, 11/01/34	1,280	1,532,838
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	2,400	2,593,416
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	860	957,240
San Francisco City & County Redevelopment Agency, Special Tax Bonds, District No. 6, Mission Bay South Public Improvements, 6.63%, 8/01/27	3,120	3,129,922
San Marcos Unified School District, CAB, SAN, Election of 2010, Series B (a):
5.36%, 8/01/33	3,000	1,037,460
5.66%, 8/01/43	2,500	482,300
State of California, GO, Various Purpose:
6.00%, 3/01/33	1,760	2,119,902
6.50%, 4/01/33	10,670	12,976,001
5.00%, 10/01/41	3,320	3,562,924
		38,853,922
Colorado — 1.7%
Colorado Health Facilities Authority, Refunding RB:
The Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	1,920	1,977,907
Catholic Healthcare, Series A, 5.50%, 7/01/34	2,330	2,627,821

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.50%, 12/01/37	$1,375	$1,448,645
		6,054,373
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, 5.00%, 11/15/40	1,505	1,631,435
Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,240	1,376,400
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	4,430	4,643,260
		6,019,660
District of Columbia — 6.2%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset- Backed:
6.50%, 5/15/33	7,500	8,141,325
6.75%, 5/15/40	11,500	11,718,500
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A:
5.00%, 10/01/39	550	595,529
5.25%, 10/01/44	2,000	2,183,980
		22,639,334
Florida — 6.1%
City of Leesburg Florida, RB, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	1,000	1,000,410
County of Miami-Dade Florida, RB:
Miami International Airport, Series A AMT (AGC), 5.25%, 10/01/38	2,855	3,008,656
Water & Sewer System Revenue (AGM), 5.00%, 10/01/39	5,000	5,492,300
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	1,255	1,400,681
Live Oak Community Development District No. 1, Special Assessment Bonds, Series A, 6.30%, 5/01/34	3,040	3,125,667
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	3,640	3,992,097
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	2,500	2,931,525

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2012	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Stevens Plantation Community Development District, Special Assessment Bonds, Series A, 7.10%, 5/01/35	$1,895	$1,421,383
		22,372,719
Georgia — 0.3%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	996,700
Hawaii — 0.4%
State of Hawaii, Refunding RB, Series A, 5.25%, 7/01/30	1,480	1,650,999
Illinois — 15.5%
Chicago Board of Education Illinois, GO, Series A, 5.50%, 12/01/39	2,300	2,629,084
Chicago Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,150	1,288,748
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/33	4,940	5,441,459
City of Chicago Illinois, RB, O’Hare International Airport Revenue, General, Third Lien:
Series A, 5.75%, 1/01/39	5,000	5,799,550
Series C, 6.50%, 1/01/41	6,430	7,780,300
City of Chicago Illinois, Refunding RB:
5.25%, 1/01/38	895	1,009,900
Water Revenue, 5.00%, 11/01/42	3,130	3,496,210
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC, Sub-Series B, 5.38%, 6/01/35 (b)(c)	900	89,991
Navistar International, Recovery Zone, 6.50%, 10/15/40	1,675	1,847,810
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,060	1,157,584
Ascension Health, Series A, 5.00%, 11/15/42	1,925	2,089,491
Central Dupage Health, Series B, 5.50%, 11/01/39	1,750	1,940,645
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	455	433,397
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	10,500	11,444,055

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	$3,430	$3,614,328
Series B-2, 5.00%, 6/15/50	2,725	2,870,488
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,470	1,693,469
6.00%, 6/01/28	1,255	1,440,087
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	685	766,453
		56,833,049
Indiana — 2.6%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	915	991,412
Indiana Finance Authority, Refunding RB, Ascension Health Senior Credit, Series B-5, 5.00%, 11/15/36	1,500	1,576,875
Indiana Finance Authority Wastewater Utility, Refunding RB, First Lien, CWA Authority, Series A, 5.25%, 10/01/38	1,720	1,946,111
Indiana Health Facility Financing Authority, Refunding RB, Methodist Hospital Inc., 5.38%, 9/15/22	3,675	3,676,176
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,200	1,384,908
		9,575,482
Iowa — 0.7%
Iowa Student Loan Liquidity Corp., Refunding RB, Series A-1, AMT, 5.15%, 12/01/22	2,140	2,401,123
Kansas — 0.5%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	1,755	1,884,203
Kentucky — 0.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,105	1,274,993
Louisiana — 3.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	3,650	4,155,233
Parish of Saint John the Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	7,590	7,903,012
		12,058,245
Maine — 0.5%
Maine State Turnpike Authority, RB, Series A, 5.00%, 7/01/42	1,615	1,823,674

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2012	2

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland — 1.2%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	$475	$511,053
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	1,061,560
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 6.25%, 1/01/41	2,400	2,692,560
		4,265,173
Massachusetts — 0.3%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	955	1,025,556
Michigan — 2.0%
City of Detroit Michigan, RB, Senior Lien, Series A, 5.25%, 7/01/41	3,355	3,452,496
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,500	1,637,040
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	2,305	2,396,486
		7,486,022
Minnesota — 2.2%
Tobacco Securitization Authority Minnesota, Refunding RB, Tobacco Settlement Revenue, Series B:
5.25%, 3/01/25	4,905	5,605,140
5.25%, 3/01/31	2,065	2,299,811
		7,904,951
Missouri — 2.0%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 5/01/33	6,000	6,046,260
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Home, 5.50%, 2/01/42	1,135	1,184,645
		7,230,905
Multi-State — 3.9%
Centerline Equity Issuer Trust (d)(e):
5.75%, 5/15/15	1,000	1,089,930
6.00%, 5/15/15	5,000	5,480,950
6.00%, 5/15/19	3,500	4,111,310
6.30%, 5/15/19	3,000	3,573,510
		14,255,700

Municipal Bonds	Par (000)	Value
Nebraska — 1.5%
Central Plains Energy Project Nebraska, RB, Project #3:
5.25%, 9/01/37	$895	$945,827
5.00%, 9/01/42	1,570	1,604,022
Lancaster County Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 1/01/40	1,245	1,364,234
Sarpy County Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 1/01/40	1,635	1,760,715
		5,674,798
Nevada — 0.7%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	2,465	2,575,407
New Jersey — 6.7%
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 7.20%, 11/15/30 (f)	10,100	10,138,178
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/24	455	508,062
Cigarette Tax, 5.00%, 6/15/25	610	674,746
Special Assessment Bonds, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,475	8,767,428
New Jersey Transportation Trust Fund Authority, RB, Transportation System, 5.25%, 6/15/36	2,690	3,058,745
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/42	1,375	1,525,906
		24,673,065
New York — 3.2%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (b)(c)	985	226,560
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.25%, 11/15/40	1,325	1,478,024
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (b)(f)	6,700	6,885,858
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,335	1,501,341
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/36	1,410	1,580,765
		11,672,548

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2012	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina — 2.0%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities National Gypsum Co. Project, AMT, 5.75%, 8/01/35	$6,500	$5,708,820
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	1,525	1,647,259
		7,356,079
Ohio — 1.9%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	3,405	3,710,974
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	3,025	3,211,733
		6,922,707
Oregon — 0.2%
City of Tigard Washington County Oregon, Refunding RB, Water System:
5.00%, 8/01/37	275	311,531
5.00%, 8/01/42	320	361,334
		672,865
Pennsylvania — 1.0%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	1,495	1,241,343
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	2,065	2,272,388
		3,513,731
Puerto Rico — 5.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 5.25%, 7/01/42	625	628,375
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.58%, 8/01/33 (a)	13,600	4,320,040
CAB, Series A, 6.61%, 8/01/34 (a)	5,500	1,627,010
CAB, Series A, 6.62%, 8/01/35 (a)	14,055	3,876,369
CAB, Series A, 6.64%, 8/01/36 (a)	11,875	3,047,481
First Sub-Series A, 6.50%, 8/01/44	6,100	7,191,473
		20,690,748

Municipal Bonds	Par (000)	Value
South Carolina — 3.1%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health Alliance, Series A, 6.25%, 8/01/31	$2,640	$2,787,629
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	3,595	3,983,763
South Carolina State Public Service Authority, Refunding RB:
Santee Cooper Project, Series C, 5.00%, 12/01/36	1,685	1,889,222
Series D, 5.00%, 12/01/43	2,290	2,557,243
		11,217,857
Tennessee — 3.5%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (AGM), 5.77%, 1/01/21 (a)	20,405	12,707,418
Rutherford County Health & Educational Facilities Board, Refunding RB, Ascension Health, Series C, 5.00%, 11/15/47	230	250,603
		12,958,021
Texas — 15.3%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	2,400	359,328
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.25%, 1/01/46	2,350	2,629,392
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	1,650	1,878,608
City of Houston Texas, Refunding RB:
Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	9,145	11,053,379
Senior Lien, Series A, 5.50%, 7/01/39	1,675	1,861,930
Gulf Coast Waste Disposal Authority, Refunding RB, Series A, AMT, 6.10%, 8/01/24	5,000	5,032,350
Harris County-Houston Sports Authority, Refunding RB, Third Lien, Series A-3 (NPFGC), 5.96%, 11/15/36 (a)	25,375	5,566,767
Lower Colorado River Authority, Refunding RB, Series A (NPFGC), 5.00%, 5/15/13 (g)	5	5,227
North Texas Tollway Authority, Refunding RB, Toll 2nd Tier, Series F, 6.13%, 1/01/31	6,790	7,478,913
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/24	3,600	4,078,800
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	4,410	5,125,302

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2012	4

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	$3,000	$3,568,320
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	3,000	3,514,290
University of Texas System, Refunding RB, Financing System Bonds, Series B, 5.00%, 8/15/43	3,350	3,865,029
		56,017,635
Virginia — 1.8%
City of Norfolk Virginia, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31 (g)	1,240	1,241,091
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings Opco LLC Project, AMT:
5.25%, 1/01/32	1,755	1,824,586
6.00%, 1/01/37	2,000	2,196,700
5.50%, 1/01/42	1,255	1,315,315
		6,577,692
Washington — 2.3%
Bellingham Washington, Water & Sewer Revenue, 5.00%, 8/01/36	5,050	5,715,539
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 11/15/41	2,190	2,901,619
		8,617,158
Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/30	1,790	1,992,145
Ascension Health Senior Credit Group, 5.00%, 11/15/33	910	1,000,763
Aurora Health Care, 6.40%, 4/15/33	3,930	4,019,368
		7,012,276
Wyoming — 1.5%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	3,355	3,798,665
Wyoming Municipal Power Agency, RB, Series A:
5.50%, 1/01/33	800	882,192
5.50%, 1/01/38	750	820,283
		5,501,140
Total Municipal Bonds – 117.6%		431,362,777

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
Alabama — 0.7%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health Senior Credit, Series C-2, 5.00%, 11/15/36	$2,519	$2,649,189
Arizona — 0.8%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	2,630	2,899,697
California — 8.8%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	2,850	3,302,894
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,530	2,807,010
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	6,499	7,190,108
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,840	2,130,399
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	10,335	11,525,385
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	5,099	5,277,041
		32,232,837
Colorado — 2.0%
Colorado Health Facilities Authority, RB (AGM), Catholic Health:
Series C-3, 5.10%, 10/01/41	4,230	4,468,065
Series C-7, 5.00%, 9/01/36	2,710	2,867,532
		7,335,597
Connecticut — 3.2%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	5,170	5,860,143
Series X-3, 4.85%, 7/01/37	5,130	5,798,696
		11,658,839
Georgia — 1.4%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	4,638	5,085,929
Maryland — 1.3%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Ascension Health, Seires B, 5.00%, 11/15/51	4,559	4,967,719

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2012	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
Massachusetts — 2.5%
Massachusetts School Building Authority, RB, Sales Tax Revenue, Senior, Series B, 5.00%, 10/15/41	$4,950	$5,619,190
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	3,150	3,519,968
		9,139,158
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	2,219	2,573,424
New York — 13.4%
Hudson New York Yards Infrastructure Corp., Senior RB, Series A, 5.75%, 2/15/47	1,750	2,014,653
New York City Municipal Water Finance Authority, RB, Second General Resolution, Series HH, 5.00%, 6/15/31	9,149	10,580,191
New York City Municipal Water Finance Authority, Refunding RB, Series FF-2, 5.50%, 6/15/40	1,710	1,969,583
New York City Transitional Finance Authority, RB, 5.00%, 2/01/42	2,679	3,020,597
New York Liberty Development Corp., RB, Liberty Revenue Bonds, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	11,670	13,273,341
New York Liberty Development Corp., Refunding RB, Liberty Revenue Bonds, 4 World Trade Center Project, 5.75%, 11/15/51	7,040	8,097,619
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	9,284	10,066,831
		49,022,815
Texas — 1.1%
Harris County Texas Metropolitan Transit Authority, RB, Sales & Use Tax Bonds, Series A, 5.00%, 11/01/41	3,720	4,154,756
Utah — 1.2%
City of Riverton Utah Hospital, RB, IHC Health Services Inc., 5.00%, 8/15/41	3,959	4,273,936
Virginia — 1.8%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	5,909	6,640,641
Washington — 3.5%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	3,029	3,422,017

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
Washington (concluded)
State of Washington, GO, Various Purpose, Series E, 5.00%, 2/01/34	$8,113	$9,303,523
		12,725,540
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 42.4%		155,360,077
Total Long-Term Investments (Cost – $542,398,263) – 160.0%		586,722,854

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (i)(j)	11,192,913	11,192,913
Total Short-Term Securities (Cost – $11,192,913) – 3.1%		11,192,913
Total Investments (Cost - $553,591,176*) – 163.1%		597,915,767
Other Assets Less Liabilities – 1.3%		4,747,435
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (23.1)%		(84,676,149)
VMTP Shares, at Liquidation Value – (41.3)%		(151,300,000)
Net Assets Applicable to Common Shares– 100.0%		$366,687,053

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$468,008,437
Gross unrealized appreciation	$50,189,738
Gross unrealized depreciation	(4,922,480)
Net unrealized appreciation	$45,267,258

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(c)	Non-income producing security.

(d)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Variable rate security. Rate shown is as of report date.

(g)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2012	6

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income

FFI Institutional Tax-Exempt Fund	11,840,465	(647,552)	11,192,913	$1,712

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
105	10-Year US Treasury Note	Chicago Board of Trade	September 2012	$14,063,438	$(123,246)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$586,722,854	—	$586,722,854
Short-Term Securities	$11,192,913	—	—	11,192,913
Total	$11,192,913	$586,722,854	—	$597,915,767

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(123,246)	—	—	$(123,246)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2012	7

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$278,000	—	—	$278,000
Liabilities:
TOB trust certificates	—	$(84,640,072)	—	(84,640,072)
VMTP shares	—	(151,300,000)	—	(151,300,000)
Total	$278,000	$(235,940,072)	—	$(235,662,072)

There were no transfers between levels during the period ended May 31, 2012.

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2012	8

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust II

Date: July 25, 2012